12. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,128,517	$ 3,107,813
Tax exempt interest & BOLI	(291,550)	(484,454)
Disallowed interest	11,631	13,867
Partnership rehabilitation and tax credits	(437,229)	(549,897)
Low income housing investment amortization expense	323,948	278,296
NMTC amortization expense	0	129,078
Deferred tax asset revaluation to enacted tax rates	0	410,304
Other	2,948	4,323
Income tax expense	$ 1,738,265	$ 2,909,330